Schedule of non-cancellable lease contracts (Details)	Feb. 28, 2025
Office Lease [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Lease term	2 years
Photocopier Machine [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Lease term	5 years